OPTIONS AND WARRANTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price of warrants					$ 0.30
Proceeds from exercise of warrants			$ 123,500
Common Share issued					7,110,340
Execution of the warrants agreement					$ 7,500
Cashless of the warrants agreement					250,000
Monthly payments					7,500
Stock-based compensation expense	$ 327,431	$ 78,590	$ 983,803	$ 78,590	165,590	$ 1,701,316
Stock issued but not earned as compensation					$ 8,410
Option cancelled	1,592,500		500,000
Option granted			1,277,778
Warrants issued	39,071,288		79,771,288
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised			1,000,000
Stock issued			$ 43,682
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common stock					500,000
Strike price of warrants					$ 0.075
Proceeds from exercise of warrants					$ 37,500
Warrant 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common stock					6,610,340
Proceeds from exercise of warrants					$ 616,576
Percentage of discount of warrants exercises					50.00%
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants					$ 654,076